Discontinued Operations	9 Months Ended	12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Discontinued Operations

12. Disposition of Business

On June 23, 2015, following a six-month strategic review of its service line supporting at-risk youth, the Company announced its decision to discontinue ARY services in the states of Florida, Louisiana, Indiana, North Carolina and Texas. These operations are included in the Human Services Segment. At the time of the decision, Management set a target date of September 30, 2015 to transition each child or adolescent served in the five states into the program of another provider, but is committed to work with its public partners to ensure that each transition is completed safely and with minimal disruption. In connection with the decision to discontinue these services the Company recorded an impairment charge of approximately $8.2 million for intangible assets associated with these businesses and expects to incur additional closures costs of up to $6.7 million, consisting of up to $1.9 million of severance costs and up to $4.8 million of lease termination costs. The actual exit costs could ultimately be less, depending on whether another provider or providers purchase all or some of the programs, the new providers’ demand for employees and office space, and other factors.

The Company assessed the disposal group under the guidance of ASU 2014-08, “Discontinued Operations and Disclosures of Disposals of Components of an Entity” and concluded that the closure of the disposal group does not represent a “strategic shift” and therefore has not been classified as discontinued operations for any of the periods presented. However, the Company has concluded that the disposal group was an individually significant disposal group. Pretax losses for this disposal group were $11.1 million for the nine months ended June 30, 2015, and $9.1 million for the nine months ended June 30, 2014. The pretax loss for the nine months ended June 30, 2015 included an intangible asset impairment charge of $8.2 million.

5. Discontinued Operations

REM Connecticut

During the fourth quarter of fiscal 2014, the Company notified the State of Connecticut of its intention to stop providing services under existing contracts due to rate cuts and a change in state policy. The effective transition of the Company’s programs is expected to be completed in the first quarter of fiscal 2015. REM Connecticut was included in the Human Services segment and the results of the operations are presented as discontinued operations in the consolidated statements of operations and the prior periods have been reclassified. Loss from discontinued operations for REM Connecticut for fiscal 2014 included impairment charges of $1.6 million and $0.7 million for intangible assets and owned buildings, respectively, and $0.1 million of expense for severance.

FAS Virginia

During fiscal 2013, the Company closed certain Human Services operations in the state of Virginia, Family Advocacy Services, LLC (“FAS Virginia”) and recorded a pre-tax loss of $3.6 million for fiscal 2013. FAS Virginia was included in the Human Services segment and the results of the operations are presented as discontinued operations in the consolidated statements of operations and the prior periods have been reclassified. Loss from discontinued operations for FAS Virginia for fiscal 2013 included a $3.4 million write-off of intangible assets.

Mentor Rhode Island

During fiscal 2013, the Company adopted a plan to sell its Human Services operations in the state of Rhode Island (“Mentor Rhode Island”). The Company completed the sale in the third quarter of fiscal 2013 and recorded a pre-tax loss of $0.8 million for fiscal 2013. The operations of Mentor Rhode Island are presented as discontinued operations in the consolidated statements of operations and the prior periods have been reclassified. Loss from discontinued operations for fiscal 2013 included a $0.7 million impairment charge related to the write-off of intangible assets.

The net revenue and loss before income taxes for the Company’s discontinued operations for the periods presented is as follows (in thousands):

	Year ended September 30,
	2014	2013	2012
Net revenue	$13,425	$18,483	$22,222
Income (loss) before income taxes	(2,259)	(3,244)	400